Annual Total Returns - FidelityStockSelectorSmallCapFund-RetailPRO - FidelityStockSelectorSmallCapFund-RetailPRO - Fidelity Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	36.75%
Annual Return 2014	3.46%
Annual Return 2015	(0.24%)
Annual Return 2016	15.35%
Annual Return 2017	11.73%
Annual Return 2018	(8.50%)
Annual Return 2019	30.39%
Annual Return 2020	21.72%
Annual Return 2021	25.05%
Annual Return 2022	(18.28%)